Operating segments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Schedule of segment information

	As of and for December 31, 2023
	Banking & Spending	Investments	Insurance Brokerage	Inter Shop	Total of reportable segments	Others	Eliminations	Consolidated
Interest income	4,500,962	17,915	—	39,075	4,557,952	7,093	(15,218)	4,549,827
Interest expenses	(2,868,962)	(30,466)	—	—	(2,899,428)	(13,649)	25,504	(2,887,573)
Income from securities and derivatives	1,465,883	51,302	2,083	34,461	1,553,729	2,391	(10,286)	1,545,834
Net interest income and income from securities and derivatives	3,097,883	38,751	2,083	73,536	3,212,253	(4,165)	—	3,208,088

Net revenues from services and commissions	919,740	100,379	121,278	155,537	1,296,934	7,448	—	1,304,382
Expenses from services and commissions	(135,301)	(253)	—	(4)	(135,558)	(24)	—	(135,582)
Other revenues	456,704	18,444	49,798	25,511	550,457	5,241	(180,010)	375,688
Revenues	4,339,026	157,321	173,159	254,580	4,924,086	8,500	(180,010)	4,752,576

Impairment losses on financial assets	(1,534,297)	—	—	(6,013)	(1,540,310)	(1,274)		(1,541,584)
Revenues net of impairment losses on financial assets	2,804,729	157,321	173,159	248,567	3,383,776	7,226	(180,010)	3,210,992

Administrative expenses	(1,266,642)	(69,331)	(47,679)	(59,662)	(1,443,314)	(18,034)	—	(1,461,348)
Personnel expenses	(641,813)	(70,498)	(18,945)	(37,611)	(768,867)	(21,872)	—	(790,739)
Tax expenses	(249,029)	(12,917)	(15,723)	(35,137)	(312,806)	(13,778)	—	(326,584)
Depreciation and amortization	(145,077)	(5,022)	(1,045)	(9,095)	(160,239)	(201)	—	(160,440)
Income from equity interests in associates	(32,040)	—	—	—	(32,040)	—	—	(32,040)
Profit / (loss) before income tax	470,128	(447)	89,767	107,062	666,510	(46,659)	(180,010)	439,841

Income tax	(6,950)	3,046	(30,380)	(52,623)	(86,907)	(674)	—	(87,581)

Profit / (loss) for the year	463,178	2,599	59,387	54,439	579,603	(47,333)	(180,010)	352,260

Total assets	60,102,556	570,182	211,213	337,810	61,221,761	96,447	(966,411)	60,351,797
Total liabilities	52,501,608	326,926	96,198	141,600	53,066,332	(19,167)	(292,059)	52,755,106
Total equity	7,600,948	243,256	115,015	196,210	8,155,429	115,614	(674,352)	7,596,691

	As of and for December 31, 2022
	Banking & Spending	Investments	Insurance Brokerage	Inter Shop	Total of reportable segments	Others	Eliminations	Consolidated
Interest income	2,717,951	4,901	26	11	2,722,889	96,533	(16,764)	2,802,658
Interest expenses	(1,903,112)	(17,228)	(99)	—	(1,920,439)	(71,042)	18,631	(1,972,850)
Income from securities and derivatives	1,535,706	25,075	1,330	17,313	1,579,424	68,987	(142,790)	1,505,621
Net interest income and income from securities and derivatives	2,350,545	12,748	1,257	17,324	2,381,874	94,478	(140,923)	2,335,429

Net revenues from services and commissions	499,708	87,078	81,903	291,953	960,642	8,969	(1,572)	968,039
Expenses from services and commissions	(123,873)	(1)	—	(4)	(123,878)	(6,927)	1,572	(129,233)
Other revenues	501,181	25,349	47,393	58,082	632,005	12,078	(255,621)	388,462
Revenues	3,227,561	125,174	130,553	367,355	3,850,643	108,598	(396,544)	3,562,697

Impairment losses on financial assets	(1,083,538)	855	—	—	(1,082,683)	(554)	—	(1,083,237)
Revenues net of impairment losses on financial assets	2,144,023	126,029	130,553	367,355	2,767,960	108,044	(396,544)	2,479,460

Administrative expenses	(1,366,394)	(39,513)	(11,476)	(61,922)	(1,479,305)	(15,179)	—	(1,494,484)
Personnel expenses	(685,072)	(15,575)	(8,278)	(19,087)	(728,012)	(5,593)	—	(733,605)
Tax expenses	(206,239)	(8,719)	(13,548)	(20,082)	(248,588)	—	—	(248,588)
Depreciation and amortization	(155,840)	(2,780)	(616)	(4,615)	(163,851)	(121)	—	(163,972)
Income from equity interests in associates	(17,384)	—	—	—	(17,384)	—	—	(17,384)
Profit / (loss) before income tax	(286,906)	59,442	96,635	261,649	130,820	87,151	(396,544)	(178,573)

Income tax	249,311	(17,052)	(31,473)	(56,369)	144,417	20,077	—	164,494

Profit / (loss) for the year	(37,595)	42,390	65,162	205,280	275,237	107,228	(396,544)	(14,079)

Total assets	46,473,673	464,654	148,411	490,752	47,577,490	22,199,379	(23,433,769)	46,343,100
Total liabilities	39,353,463	380,246	93,001	183,568	40,010,278	159,782	(916,064)	39,253,996
Total equity	7,120,210	84,408	55,410	307,184	7,567,212	22,039,597	(22,517,705)	7,089,104

	As of and for December 31, 2021
	Banking & Spending	Investments	Insurance Brokerage	Inter Shop	Total of reportable segments	Others	Eliminations	Consolidated
Interest income	1,398,269	875	—	—	1,399,144	43,447	(7,163)	1,435,428
Interest expenses	(543,899)	(8,012)	—	—	(551,911)	—	8,669	(543,242)
Income from securities and derivatives	710,190	12,856	5,427	371	728,844	23,059	(54,620)	697,283
Net interest income and income from securities and derivatives	1,564,560	5,719	5,427	371	1,576,077	66,506	(53,114)	1,589,469

Net revenues from services and commissions	248,446	59,950	51,670	180,528	540,594	1,975	—	542,569
Expenses from services and commissions	(100,297)	—	—	—	(100,297)	—	—	(100,297)
Other revenues	349,657	30,184	53	2,862	382,756	20	(192,694)	190,082
Revenues	2,062,366	95,853	57,150	183,761	2,399,130	68,501	(245,808)	2,221,823

Impairment losses on financial assets	(595,610)	—	—	—	(595,610)	29	—	(595,581)
Revenues net of impairment losses on financial assets	1,466,756	95,853	57,150	183,761	1,803,520	68,530	(245,808)	1,626,242

Administrative expenses	(1,076,718)	(26,951)	20,161	(12,432)	(1,095,940)	(14,008)	(54,255)	(1,164,203)
Personnel expenses	(414,082)	(10,317)	(6,615)	(9,804)	(440,818)	(2,510)	—	(443,328)
Tax expenses	(120,441)	(6,753)	(5,193)	(14,370)	(146,757)	—	—	(146,757)
Depreciation and amortization	(102,052)	(631)	(338)	(2,637)	(105,658)	(60)	11,467	(94,251)
Income from equity interests in associates	(8,764)	—	—	—	(8,764)	—	—	(8,764)
Profit / (loss) before income tax	(255,301)	51,201	65,165	144,518	5,583	51,952	(288,596)	(231,061)

Income tax	229,352	(14,871)	(10,791)	(25,970)	177,720	(1,727)	—	175,993

Profit / (loss) for the year	(25,949)	36,330	54,374	118,548	183,303	50,225	(288,596)	(55,068)

Total assets	36,609,676	379,389	124,670	232,470	37,346,205	6,231,057	(6,950,924)	36,626,338
Total liabilities	28,204,305	320,743	69,890	90,756	28,685,694	16,837	(525,977)	28,176,554
Total equity	8,405,371	58,646	54,780	141,714	8,660,511	6,214,220	(6,424,947)	8,449,784